Consolidated Statement of Cash Flows	4 Months Ended	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Cash flows from operating activities
Net loss	$ (107,851)
Changes in operating assets and liabilities:
Deposits	(20,000)
Amounts due from a shareholder	(1)
Amount due to related parties	127,851
Net cash used in operating activities	(1)
Cash flows from financing activities
Proceeds from issuance of ordinary share	1
Net cash provided by financing activities	1
Net change in cash
Cash, beginning of period
Cash, end of period
DMY SQUARED TECHNOLOGY GROUP, INC
Cash flows from operating activities
Net loss		$ (17,822,706)	$ (819,410)
Adjustments to reconcile net loss to net cash used in operating activities:
Investment income from cash and investments held in Trust Account		(1,065,740)	(1,294,140)
Change in fair value of derivative warrant liabilities		14,264,220	543,970
General and administrative expenses advanced by related party		1,238,647	366,192
Changes in operating assets and liabilities:
Prepaid expenses		21,576	22,602
Accounts payable		97,365	(13,937)
Accrued expenses		3,398,520	200,170
Corporate tax payable		(180,115)	(194,152)
Income tax payable		(303,913)	(207,118)
Net cash used in operating activities		(352,146)	(1,395,823)
Cash Flows from Investing Activities:
Cash deposited in Trust Account for extension		(550,000)	(641,667)
Cash re-contributed to the Trust Account for excess tax withdrawals		(260,070)
Withdrawal from Trust Account to pay for taxes			1,872,655
Withdrawal from Trust Account to pay for redemption		147,777	42,020,432
Net cash (used in) provided by investing activities		(662,293)	43,251,420
Cash flows from financing activities
Advances from related parties		724,820
Repayment of advances to related party			(167,442)
Proceeds received from related parties under convertible note		550,000	641,667
Payment of excise tax on 2024 redemption of common stock		(421,924)
Redemption of Class A common stock		(147,778)	(42,020,432)
Net cash provided by financing activities		705,118	(41,546,207)
Net change in cash		(309,321)	309,390
Cash, beginning of period		309,399	9
Cash, end of period		78	309,399
Supplemental disclosure of noncash activities:
Accounts payable paid by related party		41,677	6,000
2024 excise tax payable attributable to redemption of Class A common stock		421,924
Increase in redemption value of Class A common stock subject to redemption due to extension		550,000	641,667
Supplemental cash flow information:
Cash paid for federal income taxes		537,526	508,883
Cash paid for state taxes		$ 213,105	$ 391,181